Business combinations, disposals and other changes in the Group (Tables)	12 Months Ended
Dec. 31, 2017
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Schedule of Fair Values Assigned to the Asset Acquired and Liabilities Assumed on Acquisition Date

Notes on the Accounts continued

24 Business combinations, disposals and other changes in the Group continued

The goodwill of £34,280 million on the acquisition of RAI, stated at the exchange rates ruling at the date of the transaction, arises as follows:

Fair value
£m

Intangible assets	75,482
Property, plant and equipment	1,039
Deferred tax assets	293
Trade and other receivables	145
Inventories	1,751
Income tax asset	200
Cash and cash equivalents	1,285
Borrowings	(11,197)
Retirement benefit liabilities	(1,339)
Deferred tax liabilities	(27,358)
Other provisions for liabilities and charges	(42)
Trade and other payables	(2,516)
Income tax liability	(108)

Net identifiable assets acquired	37,635

Goodwill	34,280

Total	71,915

Consideration paid to Reynolds shareholders (57.8%)	41,770
Value attributable to BAT shareholding (42.2%)	30,145

Total	71,915

1	BAT Annual Report and Form 20-F 2017